Income Taxes (Details) $ in Millions		6 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Taxes (Details) [Line Items]
Tax rate		16.50%
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss (in Yuan Renminbi)	¥ 43,644
Accrued bad debt expense (in Yuan Renminbi)
Inland Revenue, Hong Kong [Member]
Income Taxes (Details) [Line Items]
Loss before income tax expense (in Dollars) | $		$ 2
Tax rate		8.25%
CHINA
Income Taxes (Details) [Line Items]
Tax rate		25.00%
Income tax rate subsidiaries		25.00%	25.00%
Total NOLs carryforwards (in Yuan Renminbi)	¥ 989,572			¥ 2,708,625